Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Share-Based Compensation

21. Share-Based Compensation

Share incentive plan

From 2010 to 2015, the Group granted 24,731,467 share options, in aggregate, under the Share Incentive Plan. As of December 31, 2019, all the options had been vested and the relating share compensation expense had been recognized in the consolidated statements of operations.

No share options were granted during the years ended December 31, 2021, 2022 and 2023.

Share options

A summary of option activities during the year ended December 31, 2023 is presented below:

			Weighted		Weighted
		Weighted	Average	Aggregate	Average
		Average	Remaining	Intrinsic	Grant-Date
	Number of	Exercise	Contractual	Value of	Fair
	Options	Price	Term	Options	Value
		RMB		RMB	USD
Outstanding, as of January 1, 2023	1,887,470	0.5	1.7	22,098	2.15
Forfeited	—	—	—	—	—
Exercised	(10,644)	—	—	—	0.96
Outstanding, as of December 31, 2023	1,876,826	0.5	0.7	11,543	2.15
Vested and expected to vest as of December 31, 2023	1,876,826	0.5	0.7	11,543	2.15
Exercisable as of December 31, 2023	1,876,826	0.5	0.7	11,543	2.15

The aggregate intrinsic value of options exercised during the year ended December 31, 2023 was RMB11,543.

Restricted share units

On November 1, 2022, the Group adopted our 2022 Plan, the 2015 Plan was terminated and replaced by the 2022 Plan, the Group granted 7,099,416 restricted share units to certain employees and senior management in 2022, which vest immediately, or over a period from 3 months to 4years. Under the 2022 Plan, the Group granted 5,407,413 restricted share units to certain employees and senior management in 2023,which vest over 1 to 4 years. A summary of the restricted share units activities under the 2022 Plan during the year ended December 31, 2023 is presented below:

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB
Outstanding and unvested, as of January 1, 2023	6,595,577	31.68

Granted	5,407,413	12.36
Vested	(4,790,363)	26.53
Forfeited	(586,667)	23.96
Outstanding and unvested, as of December 31, 2023	6,625,960	20.32

The fair value of restricted share units granted was determined based on the fair value of the Company’s ordinary shares on the grant date.

As of December 31, 2023, there was RMB94,474 unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted share units, which is expected to be recognized over a weighted-average period of 1.60 years.

The Group recorded compensation expenses of RMB196,547, RMB142,381 and RMB103,449 for both share options and restricted share units for the years ended December 31, 2021, 2022 and 2023, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Fulfillment	16,845	13,730	6,443
Sales and marketing	89,275	57,548	33,955
Technology and content	38,001	22,512	12,184
General and administrative	52,426	48,591	50,867

	196,547	142,381	103,449